Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Safe Bulkers, Inc. (“Safe Bulkers”) was formed on December 11, 2007, under the laws of the Republic of The Marshall Islands for the purpose of acquiring an ownership interest in 19 companies, each of which owned a newbuild drybulk vessel or was scheduled to acquire a newbuild drybulk vessel, all of which were under the common control of Polys Hajioannou and his family.

Safe Bulkers successfully completed its initial public offering (the “IPO”) on June 3, 2008 and its common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.” Immediately prior to the completion of the IPO, the shares of the 19 subsidiaries were contributed to Safe Bulkers by Vorini Holdings, Inc. (“Vorini Holdings”), a Marshall Islands corporation controlled by Polys Hajioannou and his family, in exchange for the issuance of 54,500,000 shares, which represented 100% of the outstanding common stock of Safe Bulkers. This transaction is referred to as the “Reorganization.” Vorini Holdings sold 10,000,000 shares of common stock of Safe Bulkers in the IPO. Following the Reorganization and the IPO, Safe Bulkers became the owner of 100% of each of the 19 subsidiaries, and Vorini Holdings became the controlling shareholder of Safe Bulkers.

As of December 31, 2011, Safe Bulkers held 32 wholly-owned companies which are referred to herein as “Subsidiaries”, and which together owned and operated a fleet of 18 drybulk vessels, and which together were scheduled to acquire an additional 10 newbuilds (the “Newbuilds”).

The accompanying consolidated financial statements include the operations, assets and liabilities of Safe Bulkers and its Subsidiaries, using the historical carrying costs of the assets and the liabilities of the ship-owning companies listed below.

Subsidiary	Vessel Name	Type	Built
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini - (H 804)	Panamax	February 2012
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post—Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post—Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post—Panamax	June 2007
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post—Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post—Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post—Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post—Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post—Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post—Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon - (H 1594)	Post—Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	TBN - H 616	Kamsarmax	1H 2012 (3)
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	TBN - H 631	Kamsarmax	1H 2012 (3)
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	TBN - H 617	Kamsarmax	1H 2012 (3)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	TBN - H 131	Capesize	2H 2012 (3)
Efragel Shipping Corporation (“Efragel”)(1)	TBN - H 1154	Panamax	1H 2014 (3)
-//-	Efrossini (hereinafter called ''Old Efrossini'')	Panamax	February 2003 (4)
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	TBN - H 1659	Panamax	2H 2013 (3)
Shikokupente Shipping Inc. (“Shikokupente”)(2)	TBN - H 1660	Panamax	1H 2014 (3)
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	TBN - H 2396	Post—Panamax	2H 2014 (3)
Shikokuepta Shipping Inc. (“Shikokuepta”)(2),(5)	—	—	—
Maxtessera Shipping Corporation (“Maxtessera”)(2)	—	—	—
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	—	—	—

(1) Incorporated under the laws of the Replublic of Liberia
(2) Incorporated under the laws of the Replublic of The Marshall Islands
(3) Estimated completion date for newbuild vessels
(4) Vessel sold in January 2010. Refer to Note 20.
(5) See Note 23(c).

Safe Bulkers and the Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company's principal business is the acquisition and operation of drybulk vessels. The Company's vessels operate worldwide, carrying drybulk cargo for the world's largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management” or the “Manager”), a related party controlled by Polys Hajioannou, provides technical, commercial and administrative management services to the Company.

For the years ended December 31, 2009, 2010 and 2011, the following charterers individually accounted for more than 10% of the Company's charter revenues as follows:

	December 31,
	2009	2010	2011
A	56.59%	44.92%	48.17%
B	18.35%	18.78%	17.93%
C	—	12.67%	—

There are many charterers that are active in the market where the Company’s vessels are offered for charter, and management has determined that the concentration of its business with a limited number of customers does not pose a significant risk.